PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited)
1
Voya Global Perspectives
®
Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9 .7%
488,310  iShares Global REIT
ETF
$ 11,304,377
9 .7
Total Exchange-Traded
Funds
(Cost $11,520,478)
11,304,377
9 .7
MUTUAL FUNDS : 90 .3%
Affiliated Investment Companies : 90 .3%
1,564,438  Voya Global Bond
Fund - Class R6
11,467,332
9 .9
1,557,423  Voya GNMA Income
Fund - Class R6
11,524,928
9 .9
1,689,326  Voya High Yield Bond
Fund - Class R6
11,605,670
10 .0
1,324,276  Voya Intermediate
Bond Fund - Class R6
11,600,658
10 .0
249,406  Voya Large Cap
Growth Fund - Class
R6
12,161,024
10 .5
633,537  Voya Mid Cap
Research Enhanced
Index Fund - Class I
11,682,429
10 .1
1,247,185  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
11,573,879
10 .0
1,293,418  Voya Multi-Manager
International Factors
Fund - Class I
11,666,633
10 .1
797,317  Voya Small Company
Fund - Class R6
11,425,557
9 .8
Total Mutual Funds
(Cost $101,090,022)
104,708,110
90 .3
Total Long-Term
Investments
(Cost $112,610,500)
116,012,487
100 .0
Total Investments in
Securities
(Cost $112,610,500) $ 116,012,487 100 .0
Assets in Excess of
Other Liabilities 9,576 0.0
Net Assets $ 116,022,063 100.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)
2
Voya Global Perspectives
®
Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 11,304,377 $ — $ — $ 11,304,377
Mutual Funds 104,708,110 — — 104,708,110
Total Investments, at fair value $ 116,012,487 $ — $ — $ 116,012,487
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended January 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
1/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 19,372,358 $ 272,524 $ (9,918,369) $ 1,740,819 $ 11,467,332 $ 199,776 $ (223,761) $ —
Voya GNMA Income Fund - Class
R6
19,274,601 313,407 (9,684,282) 1,621,202 11,524,928 187,547 (203,505) —
Voya High Yield Bond Fund - Class
R6
19,459,552 424,565 (9,283,693) 1,005,246 11,605,670 319,740 141,953 —
Voya Intermediate Bond Fund -
Class R6
19,292,845 331,911 (9,012,948) 988,850 11,600,658 218,470 439,237 —
Voya Large Cap Growth Fund -
Class R6
5,441,995 5,973,639 (514,889) 1,260,279 12,161,024 9,529 36,489 —
Voya Mid Cap Research Enhanced
Index Fund - Class I
5,312,052 5,787,046 (272,378) 855,709 11,682,429 58,856 3,311 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
5,461,161 6,007,845 (277,850) 382,723 11,573,879 119,052 (2,161) —
Voya Multi-Manager International
Factors Fund - Class I
5,418,241 6,046,268 (275,803) 477,927 11,666,633 232,384 (114) —
Voya Small Company Fund - Class
R6
5,274,370 5,697,536 (269,643) 723,294 11,425,557 26,188 6,046 —
$ 104,307,175 $ 30,854,741 $ (39,509,855) $ 9,056,049 $ 104,708,110 $ 1,371,542 $ 197,495 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,657,650
Gross Unrealized Depreciation (255,664)
Net Unrealized Appreciation $ 3,401,986